Leases - Finance lease income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance leases
Finance income from net investment in lease	£ 0	£ 10
Loss on sales	£ 0	£ (27)